Consolidated Statement of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning balance (in shares) at Dec. 31, 2019		6,193,186
Beginning balance at Dec. 31, 2019	$ 8,249	$ 1	$ 22,140	$ (13,892)	$ 0
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		7,812,413
Issuance of shares	140,619	$ 0	140,619
Conversion of loan to common stock (in shares)		567,051
Conversion of loan to common stock	3,297	$ 0	3,297
Share-based compensation expense	996		996
Net loss	(8,657)			(8,657)
Currency translation adjustments	$ (378)				(378)
Ending balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Ending balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		520,375
Issuance of shares	39,012	$ 1	39,011
Share-based compensation expense	434		434
Net loss	(4,903)			(4,903)
Ending balance (in shares) at Mar. 31, 2021		15,093,025
Ending balance at Mar. 31, 2021	$ 178,669	$ 2	206,497	(27,452)	(378)
Beginning balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Beginning balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Net loss	(12,580)
Currency translation adjustments	0
Ending balance (in shares) at Jun. 30, 2021		15,093,025
Ending balance at Jun. 30, 2021	$ 171,561	$ 2	207,065	(35,128)	(378)
Beginning balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Beginning balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		4,373,917
Issuance of shares	161,458	$ 1	161,457
Share-based compensation expense	2,565		2,565
Net loss	(40,057)			(40,057)
Currency translation adjustments	$ (1,169)				(1,169)
Ending balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Ending balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Beginning balance (in shares) at Mar. 31, 2021		15,093,025
Beginning balance at Mar. 31, 2021	178,669	$ 2	206,497	(27,452)	(378)
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense	568		568
Net loss	(7,676)			(7,676)
Currency translation adjustments	0
Ending balance (in shares) at Jun. 30, 2021		15,093,025
Ending balance at Jun. 30, 2021	$ 171,561	$ 2	207,065	(35,128)	(378)
Beginning balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Beginning balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense	812		812
Net loss	(16,318)			(16,318)
Currency translation adjustments	(1,230)				(1,230)
Ending balance (in shares) at Mar. 31, 2022		18,946,567
Ending balance at Mar. 31, 2022	$ 250,187	$ 2	331,886	(78,924)	(2,777)
Beginning balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Beginning balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Increase (Decrease) in Stockholders' Deficit
Net loss	(94,973)
Currency translation adjustments	$ (10,521)
Ending balance (in shares) at Jun. 30, 2022	21,377,828	21,377,828
Ending balance at Jun. 30, 2022	$ 136,181	$ 2	305,826	(157,579)	(12,068)
Beginning balance (in shares) at Mar. 31, 2022		18,946,567
Beginning balance at Mar. 31, 2022	250,187	$ 2	331,886	(78,924)	(2,777)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		463,610
Issuance of shares	2,381		2,381
Share-based compensation expense	7,985		7,985
Net loss	(78,655)			(78,655)
Currency translation adjustments	$ (9,291)				(9,291)
Ending balance (in shares) at Jun. 30, 2022	21,377,828	21,377,828
Ending balance at Jun. 30, 2022	$ 136,181	$ 2	$ 305,826	$ (157,579)	$ (12,068)